Subsidiaries - List of Particular Subsidiaries Principally Affect Results Assets or Liabilities (Detail) - CNY (¥) ¥ in Millions			12 Months Ended
	Dec. 24, 2020	Dec. 23, 2020	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Registered capital			¥ 18,121	¥ 16,948
China Southern Airlines Henan Airlines Company Limited [Member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 6,000,000,000
Proportion of ownership interest held by the Company			60.00%
Principal activity			Airline transportation
Xiamen Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 14,000,000,000
Proportion of ownership interest held by the Company			55.00%
Principal activity			Airline transportation
Chongqing Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 1,200,000,000
Proportion of ownership interest held by the Company			60.00%
Principal activity			Airline transportation
Shantou Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 280,000,000
Proportion of ownership interest held by the Company			60.00%
Principal activity			Airline transportation
Zhuhai Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 250,000,000
Proportion of ownership interest held by the Company			60.00%
Principal activity			Airline transportation
Guizhou Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 1,281,000,000
Proportion of ownership interest held by the Company			60.00%
Principal activity			Airline transportation
Guangzhou Nanland Air Catering Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 240,000,000
Proportion of ownership interest held by the Company			70.50%
Principal activity			Air catering
Beijing Southern Airlines Ground Services Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 100,000,000
Proportion of ownership interest held by the Company			100.00%
Principal activity			Airport ground services
Nan Lung International Freight Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			Hong Kong
Registered capital			¥ 3,270,000
Proportion of ownership interest held by the Company			51.00%
Principal activity			Freight services
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 30,000,000
Proportion of ownership interest held by the Company			100.00%
Principal activity			Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 469,848,400
Proportion of ownership interest held by the Company			100.00%
Principal activity			Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 10,000,000,000
Proportion of ownership interest held by the Company			100.00%
Principal activity			Airline transportation
China Southern Air Logistics Co Ltd [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 1,818,181,820
Proportion of ownership interest held by the Company	55.00%	100.00%	55.00%
Principal activity			Logistics operations
Shenyang Northern Aircraft Maintenance Co Ltd [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 31,520,545
Proportion of ownership interest held by the Company			100.00%
Principal activity			Aircraft repair and maintenance services
Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 5,000,000
Proportion of ownership interest held by the Company			100.00%
Principal activity			Hotel management services
Southern Airlines Nansha Finance Leasing (Guangzhou) Co.,Ltd. [Member]
Disclosure of subsidiaries [line items]
Place of establishment/operation			PRC
Registered capital			¥ 2,000,000,000
Proportion of ownership interest held by the Company			100.00%
Principal activity			Leasing services